CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net (loss) income	$ 6,190	$ 1,376	$ (4,934)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,138	2,135	2,373
Provision for (reversal of) doubtful accounts, net	(674)	371	274
(Usage) additional charges for obsolescence allowance of inventories, net	296	(65)	(252)
Loss on disposal of property, plant and equipment	61	162	420
Unrealized holding loss (gain) on marketable securities	(1,401)	(1,999)	1,860
Gain on sales of marketable securities	(609)	(69)	(526)
Loss on disposal of available-for-sale securities		14
Deferred income tax	(114)	64	21
Scrip dividend received	(168)
Changes in operating assets and liabilities:
Accounts receivable	(2,079)	(4,322)	95
Inventories	(2,541)	(2,509)	2,966
Prepaid expenses and other current assets	152	(761)	462
Accounts payable	3,444	2,924	(1,120)
Accrued payroll and employee benefits	923	608	(193)
Customer deposits	(445)	729	(1,027)
Other accrued liabilities	399	185	88
Income taxes payable	127	75	56
Net cash (used in) provided by operating activities	5,699	(1,082)	563
Cash flows from investing activities
Purchase of property, plant and equipment	(1,707)	(2,152)	(591)
Proceeds from sale of property, plant and equipment, net of transaction costs	6	993	1,266
Purchase of marketable securities	(5,357)	(3,159)	(10,349)
Proceeds from sales of marketable securities	6,580	920	6,798
Proceeds from disposal of available-for-sale securities		1,600
Release of (increase in) fixed deposits maturing over three months	3,232	(146)	4,635
(Increase in) decrease in fixed deposits maturing over twelve months	(227)	1,664	(2,965)
Net cash (used in) provided by investing activities	2,527	(280)	(1,206)
Cash flows from financing activities
Dividends paid	(1,112)	(2,248)	(1,686)
Repurchase of common stock		(308)
Net cash used in financing activities	(1,112)	(2,556)	(1,686)
Net (decrease) increase in cash and cash equivalents	7,114	(3,918)	(2,329)
Cash and cash equivalents, beginning of year	8,078	11,996	14,325
Cash and cash equivalents, end of year	15,192	8,078	11,996
Cash paid during the year for:
Interest
Income taxes	$ 85	$ 21	$ 25